Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000047593 | FR_B06YV4907
Holdings [Line Items]
Percent of Total Investments	1.30%
C000047593 | FR_079087003
Holdings [Line Items]
Percent of Total Investments	1.10%
C000047593 | FR_BYT16L900
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047593 | FR_09950M953
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047593 | FR_410359905
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047593 | FR_686688102
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047593 | FR_466160009
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047593 | FR_G16258959
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047593 | FR_666511951
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047593 | FR_B09M9F900
Holdings [Line Items]
Percent of Total Investments	0.90%
C000047593 | Elia Group SA
Holdings [Line Items]
Percent of Total Investments	10.30%
C000047595 | FR_B06YV4907
Holdings [Line Items]
Percent of Total Investments	1.30%
C000047595 | FR_079087003
Holdings [Line Items]
Percent of Total Investments	1.10%
C000047595 | FR_BYT16L900
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047595 | FR_09950M953
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047595 | FR_410359905
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047595 | FR_686688102
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047595 | FR_466160009
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047595 | FR_G16258959
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047595 | FR_666511951
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047595 | FR_B09M9F900
Holdings [Line Items]
Percent of Total Investments	0.90%
C000047595 | Elia Group SA
Holdings [Line Items]
Percent of Total Investments	10.30%
C000047596 | FR_B06YV4907
Holdings [Line Items]
Percent of Total Investments	1.30%
C000047596 | FR_079087003
Holdings [Line Items]
Percent of Total Investments	1.10%
C000047596 | FR_BYT16L900
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047596 | FR_09950M953
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047596 | FR_410359905
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047596 | FR_686688102
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047596 | FR_466160009
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047596 | FR_G16258959
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047596 | FR_666511951
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047596 | FR_B09M9F900
Holdings [Line Items]
Percent of Total Investments	0.90%
C000047596 | Elia Group SA
Holdings [Line Items]
Percent of Total Investments	10.30%
C000070983 | FR_030420103
Holdings [Line Items]
Percent of Total Investments	1.80%
C000070983 | FR_20441A102
Holdings [Line Items]
Percent of Total Investments	1.80%
C000070983 | FR_29670G102
Holdings [Line Items]
Percent of Total Investments	1.70%
C000070983 | FR_403187909
Holdings [Line Items]
Percent of Total Investments	1.70%
C000070983 | FR_B39J2M903
Holdings [Line Items]
Percent of Total Investments	1.60%
C000070983 | FR_278865100
Holdings [Line Items]
Percent of Total Investments	1.60%
C000070983 | FR_B1FH8J905
Holdings [Line Items]
Percent of Total Investments	1.60%
C000070983 | FR_941848103
Holdings [Line Items]
Percent of Total Investments	1.60%
C000070983 | FR_98419M100
Holdings [Line Items]
Percent of Total Investments	1.50%
C000070983 | FR_92338C103
Holdings [Line Items]
Percent of Total Investments	1.40%
C000070983 | Veralto Corp.
Holdings [Line Items]
Percent of Total Investments	16.30%
C000070984 | FR_030420103
Holdings [Line Items]
Percent of Total Investments	1.80%
C000070984 | FR_20441A102
Holdings [Line Items]
Percent of Total Investments	1.80%
C000070984 | FR_29670G102
Holdings [Line Items]
Percent of Total Investments	1.70%
C000070984 | FR_403187909
Holdings [Line Items]
Percent of Total Investments	1.70%
C000070984 | FR_B39J2M903
Holdings [Line Items]
Percent of Total Investments	1.60%
C000070984 | FR_278865100
Holdings [Line Items]
Percent of Total Investments	1.60%
C000070984 | FR_B1FH8J905
Holdings [Line Items]
Percent of Total Investments	1.60%
C000070984 | FR_941848103
Holdings [Line Items]
Percent of Total Investments	1.60%
C000070984 | FR_98419M100
Holdings [Line Items]
Percent of Total Investments	1.50%
C000070984 | FR_92338C103
Holdings [Line Items]
Percent of Total Investments	1.40%
C000070984 | Veralto Corp.
Holdings [Line Items]
Percent of Total Investments	16.30%
C000139783 | FR_030420103
Holdings [Line Items]
Percent of Total Investments	1.80%
C000139783 | FR_20441A102
Holdings [Line Items]
Percent of Total Investments	1.80%
C000139783 | FR_29670G102
Holdings [Line Items]
Percent of Total Investments	1.70%
C000139783 | FR_403187909
Holdings [Line Items]
Percent of Total Investments	1.70%
C000139783 | FR_B39J2M903
Holdings [Line Items]
Percent of Total Investments	1.60%
C000139783 | FR_278865100
Holdings [Line Items]
Percent of Total Investments	1.60%
C000139783 | FR_B1FH8J905
Holdings [Line Items]
Percent of Total Investments	1.60%
C000139783 | FR_941848103
Holdings [Line Items]
Percent of Total Investments	1.60%
C000139783 | FR_98419M100
Holdings [Line Items]
Percent of Total Investments	1.50%
C000139783 | FR_92338C103
Holdings [Line Items]
Percent of Total Investments	1.40%
C000139783 | Veralto Corp.
Holdings [Line Items]
Percent of Total Investments	16.30%
C000131729 | Cash & Equivalents
Holdings [Line Items]
Percent of Total Investments	8.50%
C000131729 | Not Rated
Holdings [Line Items]
Percent of Total Investments	0.10%
C000131729 | B
Holdings [Line Items]
Percent of Total Investments	1.00%
C000131729 | BB
Holdings [Line Items]
Percent of Total Investments	2.10%
C000131729 | BBB
Holdings [Line Items]
Percent of Total Investments	20.20%
C000131729 | A
Holdings [Line Items]
Percent of Total Investments	22.00%
C000131729 | AA
Holdings [Line Items]
Percent of Total Investments	6.50%
C000131729 | AAA
Holdings [Line Items]
Percent of Total Investments	39.60%
C000131729 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.80%
C000131729 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	1.00%
C000131729 | AssetTaxable Municipal Obligations
Holdings [Line Items]
Percent of Total Investments	1.30%
C000131729 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.30%
C000131729 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	9.10%
C000131729 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.50%
C000131729 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	11.30%
C000131729 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	17.40%
C000131729 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	44.30%
C000131731 | Cash & Equivalents
Holdings [Line Items]
Percent of Total Investments	8.50%
C000131731 | Not Rated
Holdings [Line Items]
Percent of Total Investments	0.10%
C000131731 | B
Holdings [Line Items]
Percent of Total Investments	1.00%
C000131731 | BB
Holdings [Line Items]
Percent of Total Investments	2.10%
C000131731 | BBB
Holdings [Line Items]
Percent of Total Investments	20.20%
C000131731 | A
Holdings [Line Items]
Percent of Total Investments	22.00%
C000131731 | AA
Holdings [Line Items]
Percent of Total Investments	6.50%
C000131731 | AAA
Holdings [Line Items]
Percent of Total Investments	39.60%
C000131731 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.80%
C000131731 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	1.00%
C000131731 | AssetTaxable Municipal Obligations
Holdings [Line Items]
Percent of Total Investments	1.30%
C000131731 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.30%
C000131731 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	9.10%
C000131731 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.50%
C000131731 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	11.30%
C000131731 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	17.40%
C000131731 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	44.30%
C000211124 | Cash & Equivalents
Holdings [Line Items]
Percent of Total Investments	8.50%
C000211124 | Not Rated
Holdings [Line Items]
Percent of Total Investments	0.10%
C000211124 | B
Holdings [Line Items]
Percent of Total Investments	1.00%
C000211124 | BB
Holdings [Line Items]
Percent of Total Investments	2.10%
C000211124 | BBB
Holdings [Line Items]
Percent of Total Investments	20.20%
C000211124 | A
Holdings [Line Items]
Percent of Total Investments	22.00%
C000211124 | AA
Holdings [Line Items]
Percent of Total Investments	6.50%
C000211124 | AAA
Holdings [Line Items]
Percent of Total Investments	39.60%
C000211124 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.80%
C000211124 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	1.00%
C000211124 | AssetTaxable Municipal Obligations
Holdings [Line Items]
Percent of Total Investments	1.30%
C000211124 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.30%
C000211124 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	9.10%
C000211124 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.50%
C000211124 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	11.30%
C000211124 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	17.40%
C000211124 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	44.30%
C000023745 | FR_203607106
Holdings [Line Items]
Percent of Total Investments	3.30%
C000023745 | FR_126402106
Holdings [Line Items]
Percent of Total Investments	3.20%
C000023745 | FR_353514102
Holdings [Line Items]
Percent of Total Investments	3.10%
C000023745 | FR_92047W101
Holdings [Line Items]
Percent of Total Investments	2.90%
C000023745 | FR_258278100
Holdings [Line Items]
Percent of Total Investments	2.90%
C000023745 | FR_254543101
Holdings [Line Items]
Percent of Total Investments	2.80%
C000023745 | FR_451107106
Holdings [Line Items]
Percent of Total Investments	2.80%
C000023745 | FR_257651109
Holdings [Line Items]
Percent of Total Investments	2.80%
C000023745 | FR_29670E107
Holdings [Line Items]
Percent of Total Investments	2.70%
C000023745 | FR_03852U106
Holdings [Line Items]
Percent of Total Investments	2.70%
C000023745 | Aramark
Holdings [Line Items]
Percent of Total Investments	29.20%
C000023745 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.00%
C000023745 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.10%
C000023745 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.80%
C000023745 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.20%
C000023745 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	6.90%
C000023745 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	7.10%
C000023745 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	7.10%
C000023745 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	12.10%
C000023745 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	15.60%
C000023745 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.20%
C000023745 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	22.90%
C000023746 | FR_203607106
Holdings [Line Items]
Percent of Total Investments	3.30%
C000023746 | FR_126402106
Holdings [Line Items]
Percent of Total Investments	3.20%
C000023746 | FR_353514102
Holdings [Line Items]
Percent of Total Investments	3.10%
C000023746 | FR_92047W101
Holdings [Line Items]
Percent of Total Investments	2.90%
C000023746 | FR_258278100
Holdings [Line Items]
Percent of Total Investments	2.90%
C000023746 | FR_254543101
Holdings [Line Items]
Percent of Total Investments	2.80%
C000023746 | FR_451107106
Holdings [Line Items]
Percent of Total Investments	2.80%
C000023746 | FR_257651109
Holdings [Line Items]
Percent of Total Investments	2.80%
C000023746 | FR_29670E107
Holdings [Line Items]
Percent of Total Investments	2.70%
C000023746 | FR_03852U106
Holdings [Line Items]
Percent of Total Investments	2.70%
C000023746 | Aramark
Holdings [Line Items]
Percent of Total Investments	29.20%
C000023746 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.00%
C000023746 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.10%
C000023746 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.80%
C000023746 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.20%
C000023746 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	6.90%
C000023746 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	7.10%
C000023746 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	7.10%
C000023746 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	12.10%
C000023746 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	15.60%
C000023746 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.20%
C000023746 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	22.90%
C000023747 | FR_203607106
Holdings [Line Items]
Percent of Total Investments	3.30%
C000023747 | FR_126402106
Holdings [Line Items]
Percent of Total Investments	3.20%
C000023747 | FR_353514102
Holdings [Line Items]
Percent of Total Investments	3.10%
C000023747 | FR_92047W101
Holdings [Line Items]
Percent of Total Investments	2.90%
C000023747 | FR_258278100
Holdings [Line Items]
Percent of Total Investments	2.90%
C000023747 | FR_254543101
Holdings [Line Items]
Percent of Total Investments	2.80%
C000023747 | FR_451107106
Holdings [Line Items]
Percent of Total Investments	2.80%
C000023747 | FR_257651109
Holdings [Line Items]
Percent of Total Investments	2.80%
C000023747 | FR_29670E107
Holdings [Line Items]
Percent of Total Investments	2.70%
C000023747 | FR_03852U106
Holdings [Line Items]
Percent of Total Investments	2.70%
C000023747 | Aramark
Holdings [Line Items]
Percent of Total Investments	29.20%
C000023747 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.00%
C000023747 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.10%
C000023747 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.80%
C000023747 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.20%
C000023747 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	6.90%
C000023747 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	7.10%
C000023747 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	7.10%
C000023747 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	12.10%
C000023747 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	15.60%
C000023747 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.20%
C000023747 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	22.90%
C000211123 | FR_203607106
Holdings [Line Items]
Percent of Total Investments	3.30%
C000211123 | FR_126402106
Holdings [Line Items]
Percent of Total Investments	3.20%
C000211123 | FR_353514102
Holdings [Line Items]
Percent of Total Investments	3.10%
C000211123 | FR_92047W101
Holdings [Line Items]
Percent of Total Investments	2.90%
C000211123 | FR_258278100
Holdings [Line Items]
Percent of Total Investments	2.90%
C000211123 | FR_254543101
Holdings [Line Items]
Percent of Total Investments	2.80%
C000211123 | FR_451107106
Holdings [Line Items]
Percent of Total Investments	2.80%
C000211123 | FR_257651109
Holdings [Line Items]
Percent of Total Investments	2.80%
C000211123 | FR_29670E107
Holdings [Line Items]
Percent of Total Investments	2.70%
C000211123 | FR_03852U106
Holdings [Line Items]
Percent of Total Investments	2.70%
C000211123 | Aramark
Holdings [Line Items]
Percent of Total Investments	29.20%
C000211123 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.00%
C000211123 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.10%
C000211123 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.80%
C000211123 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.20%
C000211123 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	6.90%
C000211123 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	7.10%
C000211123 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	7.10%
C000211123 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	12.10%
C000211123 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	15.60%
C000211123 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.20%
C000211123 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	22.90%